NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	9 Months Ended
Sep. 30, 2024
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANYThere were no new International Financial Reporting Standards (“IFRS”), amendments or interpretations issued by the IASB that became effective in the nine months ended September 30, 2024 that had a material impact on the Company's unaudited interim condensed consolidated financial statements.